INTANGIBLE AND OTHER ASSETS	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE AND OTHER ASSETS	INTANGIBLE AND OTHER ASSETS

at December 31	2019	2018
(millions of Canadian $)

Capital projects in development	1,715	1,051
Employee post-retirement benefits (Note 24)	162	192
Deferred income tax assets (Note 17)	37	322
Fair value of derivative contracts (Note 25)	7	61
Other	247	295
	2,168	1,921

Capital projects in development
Keystone XL
In January 2018, the Company recommenced capitalizing development costs related to Keystone XL. At December 31, 2019, the amount included in Capital projects in development for this project was $1.5 billion (2018 – $0.8 billion). A portion of the carrying value is recoverable from shippers under certain conditions.
Reimbursement of Coastal GasLink pipeline costs
In accordance with provisions in the agreements with the LNG Canada joint venture participants, all five parties elected to reimburse TC Energy for their share of costs incurred prior to receiving the Final Investment Decision on the Coastal GasLink pipeline project. In November 2018, the Company received payments totaling $470 million which were recorded as a reduction of the carrying value of Coastal GasLink.
Prince Rupert Gas Transmission
In July 2017, the Company was notified that Pacific Northwest LNG would not be proceeding with its proposed LNG project and that Progress Energy (Progress) would be terminating its agreement with TC Energy for the development of the PRGT project. In accordance with the terms of the agreement, all project costs incurred to advance the project, including carrying charges, were fully recoverable upon termination and in October 2017 the Company received the $634 million reimbursement from Progress.
Energy East and Related Projects Impairment
In October 2017, the Company informed the NEB that it would not proceed with the Energy East, Eastern Mainline and Upland projects. Based on this decision, the Company evaluated its Capital projects in development balance related to the Energy East and Upland projects including AFUDC. As a result, the Company recognized a non-cash impairment charge of $1,153 million ($870 million after tax) in the Liquids Pipelines segment. The non-cash charge was recorded in Goodwill and other asset impairment charges in the Consolidated statement of income.